RULE 497J - CONFORMED TRANSMITTAL LETTER
FIDELITY (LOGO)         FMR Corp. 82 Devonshire
INVESTMENTS(registered  Street Boston MA  02109-3614
trademark)              617 563 7000

                       June 30, 1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:  File Room



Re:         Fidelity Commonwealth Trust
            (the trust):

            Fidelity Small Cap Stock Fund
            Fidelity Mid-Cap Stock Fund
            Fidelity Large Cap Stock Fund
            Fidelity Intermediate Bond Fund
            Spartan Market Index Fund
            Fidelity Small Cap Selector
            (the funds)

            File Nos. 2-52322 and 811-2546

______________________________________________________________________

Ladies and Gentlemen:

 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

        Very truly yours,







        /s/Eric D. Roiter
        Eric D. Roiter
        Secretary